Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 538,983	$ 2,181,246	$ 4,381,643	$ 786,823
Accounts receivable, net of allowance for doubtful account of $25,721 at June 30, 2019 and $129,365 at March 31, 2019, $23,046 at March 31, 2018, and $26,046 at December 31, 2017	2,958,150	1,225,911	1,201,117	166,731
Due from related parties	34,558	19,565	14,204	18,461
Inventories, at lower of cost or market, principally average cost method	5,553,121	4,772,597	2,405,007	1,792,314
Prepaid expenses	278,030	427,551	321,074	254,732
Current portion of right of use assets	483,872
Total Current Assets	9,846,714	8,626,870	8,323,045	3,019,061
Equipment, net of accumulated depreciation of $1,098,818 at June 30, 2019 and $516,144 at March 31, 2019 and $113,158 at March 31, 2018, and $77,861 at December 31, 2017	21,667,562	21,999,787	1,241,326	769,442
Other Assets:
Deposits	54,133	29,034	16,300
Licensing agreements, net of accumulated amortization of $120,833 at June 30, 2019 and $108,833 at March 31, 2019, $58,333 at March 31, 2018, and $45,833 at December 31, 2017	129,167	141,667	191,667	204,167
Patents, net of accumulated amortization of $191,089 at June 30, 2019 and $134,701 at March 31, 2019, $49,627 at March 31, 2018 and $25,166 at December 31, 2017	6,882,916	6,939,304	900,373	924,834
Other intangible assets, net of accumulated amortization of $478,672 at June 30, 2019 and $61,803 at March 31, 2019	5,433,633	5,850,502
Right of use assets - operating leases	3,923,050
TOTAL ASSETS	47,937,175	43,587,164	10,672,711	4,917,504
Current Liabilities:
Accounts payable	4,436,087	1,920,344	479,465	476,893
Accrued liabilities	667,383	531,434	541,210	254,774
Convertible note payable				1,575,000
Note payable related party	375,000			100,000
Current portion of operating lease liability	483,872
Insurance premium note payable	153,731	230,597	99,907	6,880
Current portion of note payable related party	8,400,000	1,500,000
Contingent consideration payable	250,000	300,000
Total Current Liabilities	14,766,073	4,482,375	1,120,582	2,413,547
Long-term Liabilities:
Convertible promissory notes, net of $24,144 of note issuance costs at March 31, 2019		275,856
Contingent consideration payable	900,000	900,000
Note payable related party		8,400,000
Operating lease liability, net of current portion	3,923,050
Total Liabilities	19,589,123	14,058,231	1,120,582	2,413,547
Shareholders' Equity:
Common stock, $0.001 par value, 200,000,000 shares authorized 45,269,908 at June 30, 2019 and 44,013,075, 28,394,503, and 22,487,793 shares issued and outstanding at March 31, 2019 and March 31, 2018, and December 31, 2017 respectively	45,270	44,013	28,394	22,488
Additional paid-in capital	51,594,749	48,935,485	17,264,888	8,430,394
Stock subscription receivable				(5,000)
Accumulated (Deficit)	(23,291,967)	(19,450,565)	(7,741,153)	(5,943,925)
Total Shareholders' Equity	28,348,052	29,528,933	9,552,129	2,503,957
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 47,937,175	$ 43,587,164	$ 10,672,711	$ 4,917,504